Equity-Based Compensation - Additional Information (Detail) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Aug. 31, 2015	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation, compensation expense				$ 4,731,000
Share based compensation, total unrecognized compensation				$ 729,000
Share based compensation, shares granted to purchase up to				116,690
Weighted-average grant date fair value of stock options granted				$ 6.14
Selling, general and administrative		$ 11,845,000	$ 14,138,000	$ 55,573,000	$ 35,121,000	$ 23,118,000
Stock options outstanding				108,270
Stock options, exercisable, number				0
Aggregate intrinsic value of stock options outstanding				$ 0
Unrecognized compensation expense related to unvested stock options, including an estimate for pre-vesting forfeitures				$ 514,000
Restricted Stock Units [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock options, expected recognition, weighted-average period				2 years 8 months 12 days
Selling, general and administrative				$ 26,000
Weighted-average grant date fair value of restricted stock granted				$ 18.38
RSUs outstanding				8,160
RSUs, exercisable, number				0
Unrecognized compensation expense related to unvested RSUs, including an estimate for pre-vesting forfeitures				$ 124
Stock Options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock options, expected recognition, weighted-average period				3 years 7 months 6 days
Selling, general and administrative				$ 131,000
Class M Units [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation, shares vested				10.737
Share based compensation, weighted-average grant date fair value				$ 1.52
Stock options, expected recognition, weighted-average period				2 years 4 months 24 days
Share based compensation, shares granted					121.051	431.577
RSUs outstanding					505.260	431.577
Class B Common Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation, shares issued				4,238,338
Share based compensation, weighted-average grant date fair value				$ 1.52
Class A Common Stock [Member] | Restricted Stock Units [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation, shares granted				8,160
2013 Equity Incentive Plan [Member] | Class M Units [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation, vest equally over a period				5 years
Contractual term in years of stock option awards				10 years
Weighted average grant-date fair value					$ 10,047,000	$ 10,656,000
Weighted average grant-date fair value of units vested					$ 69.052	$ 24.421
2013 Equity Incentive Plan [Member] | Class M Units [Member] | Tranche One [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting rights, percentage				80.00%
2013 Equity Incentive Plan [Member] | Class M Units [Member] | IPO [Member] | Tranche One [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting rights, percentage				20.00%
2015 Omnibus Incentive Plan [Member] | Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation, options granted to purchase up to	7,896,800
2015 Omnibus Incentive Plan [Member] | IPO [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation, vest equally over a period				4 years
Share based compensation, exercise price	$ 16.00
Share based compensation, options to purchase additional shares				10,660
Share based compensation, exercise price				$ 17.50
2015 Omnibus Incentive Plan [Member] | IPO [Member] | Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation, shares granted to purchase up to	106,030